Condensed Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]	Dec. 31, 2009 Northrop Grumman Shipbuilding [Member]	Dec. 31, 2008 Northrop Grumman Shipbuilding [Member]
Operating Activities
Net earnings (loss)	$ (163)	$ 72	$ 135	$ 124	$ (2,420)
Adjustments to reconcile to net cash provided by (used in) operating activities
Depreciation	123	124	160	156	137
Amortization of purchased intangibles	15	19	23	30	56
Amortization of debt issuance cost	4
Stock-based compensation	22
Impairment of goodwill	300				2,490
(Increase) decrease in
Accounts receivable	(53)	(218)	(190)	(56)	(103)
Inventoried costs	(173)	(10)	5	(101)	52
Prepaid expenses and other current assets	(36)	3	2	(1)	2
Increase (decrease) in
Accounts payable and accruals	(74)	79	205	(111)	145
Deferred income taxes		24	(19)	(98)	10
Retiree benefits	89	79	33	(28)	(28)
Other non-cash transactions, net		(21)	5	(3)	(2)
Net cash provided by (used in) operations	54	151	359	(88)	339
Investing Activities
Additions to property, plant, and equipment	(119)	(96)	(191)	(181)	(218)
Decrease in restricted cash					61
Other investing activities, net			2	3	5
Net cash used in investing activities	(119)	(96)	(189)	(178)	(152)
Financing Activities
Proceeds from issuance of long-term debt	1,775
Repayment of long-term debt	(14)		(178)
Proceeds from issuance of note payable to parent			178
Debt issuance costs	(54)
Repayment of notes payable to former parent and accrued interest	(954)
Dividend to former parent in connection with spin-off	(1,429)
Proceeds from stock option exercises and issuance of common stock	1
Net transfers from (to) parent	1,276	(55)	(170)	266	(187)
Net cash provided by (used in) financing activities	601	(55)	(170)	266	(187)
Increase (decrease) in cash and cash equivalents	536
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period	536
Supplemental Cash Flow Disclosure
Cash paid for income taxes	34
Cash paid for interest	55	12	16	16	16
Non-Cash Investing and Financing Activities
Capital expenditures accrued in accounts payable	$ 3	$ 29	$ 44	$ 47	$ 42